UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                                FORM 13F
                          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012
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Check here if Amendment [  ]; Amendment Number:
                                               -------------
      This Amendment (Check only one):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Westend S.A.
Address:    10-12 avenue Pasteur, L-2310
            Luxembourg, Luxembourg

Form 13F File Number:  028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.* **

Person Signing this Report on Behalf of Reporting Manager:

Name:       Pascal Minne
Title:      Director
Phone:      352224259-1

Signature, Place and Date of Signing:

/s/ Pascal Minne            Brusels, Belgium       August 10, 2012
----------------            ----------------       ---------------
[Signature]                 [City, State]          [Date]


* The Reporting Manager does not have formal investment discretion with respect to all of the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the managers identified in the column captioned "Other Managers" relating to a given issuer. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and the rules thereunder, or for any other purpose, that the Reporting Manager or any Other Included Manager exercises investment discretion or is a member of such a group with respect to such securities. Reference is made to reports filed under Sections 13(d), 13(g), and 16(a) for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any Other Included Manager and related entities.

** Although the Reporting Manager is not yet required to file reports pursuant to Section 13(f) of the Exchange Act, the Reporting Manager is voluntarily filing this report.

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Report Type (Check only one):

[  ]     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

No.             Form 13F File Number           Name
---             --------------------           ----

1.              028-                           Artal Group S.A.